Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Option revenue	$ 0	$ 726,291	$ 2,905,165	$ 2,556,329
Research and development	206,024	1,829,062	6,497,531	10,039,496
General and administrative	719,869	987,248	3,122,337	4,258,147
Depreciation and amortization	0	72,589	238,127	351,403
Impairment loss			1,036,467	0
Loss on disposal of fixed assets			2,320	1,167
Operating loss	(925,893)	(2,162,608)	(7,991,617)	(12,093,884)
Interest income (expense), net	(846)	108	874	5,911
Other income (expense), net	467	2,106	10,629	68,695
Net loss	$ (926,272)	$ (2,160,394)	$ (7,980,114)	$ (12,019,278)
Basic and diluted loss per share	$ (0.12)	$ (0.31)	$ (1.13)	$ (2.05)
Weighted average shares outstanding - basic and diluted	7,597,769	6,982,909	7,048,661	5,854,438